SIGNIFICANT ACCOUNTING POLICIES - IFRS 16 (Leases) (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
IFRS 16 (Leases)
Right-of-use assets	$ 9,444		$ 873
Lease liabilities	6,311
IFRS 16
IFRS 16 (Leases)
Right-of-use assets	6,890	$ 7,763
Lease liabilities	5,972
PP&E asset retirement obligations reclassified as rights of use assets	247
Indefeasible rights of use of intangible assets reclassified as rights of use assets	$ 626